DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 02, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
The following tables present information about our hedge instruments measured at fair value on a recurring basis as of January 2, 2022 and January 3, 2021 all of which utilize Level 2 inputs under the fair value hierarchy:

(In thousands)	Balance Sheet Classification	January 2, 2022	January 3, 2021
Assets:
Derivatives designated as hedging instruments:
Foreign currency forward option contracts	Prepaid expenses and other current assets	$2,878	$328
Foreign currency forward exchange contracts	Prepaid expenses and other current assets	$14	$—
		$2,892	$328

Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Prepaid expenses and other current assets	$634	$1,669
		$3,526	$1,997

Liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward option contracts	Accrued liabilities	536	2,814

Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Accrued liabilities	$—	$157
		$536	$2,971

	January 2, 2022
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$3,526	$3,526	$3,526
Derivative liabilities	536	536	536

	January 3, 2021
			Gross Amounts Not Offset in the Combined Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$1,997	$1,997	$1,997
Derivative liabilities	2,971	2,971	2,971
We recorded a loss of $3.4 million, a gain of $3.0 million, and a loss of $1.7 million on these derivative instruments during fiscal year 2021, 2020 and 2019 respectively under “Other, net” in the Consolidated and Combined Statements of Operations.
As of January 3, 2021, there was a cumulative loss of $0.5 million recorded in “Accumulated Other Comprehensive Loss” (“OCL”) in connection with the derivatives designated as cash flow hedges. During fiscal year 2021, we recognized an unrealized gain of $5.8 million and reclassified $2.6 million of gain from OCL to profit or loss, with a net gain on derivatives of $3.2 million in the OCL. As of January 2, 2022, the cumulative gain in OCL for the derivatives was $2.7 million.
During fiscal year 2020, we recognized an unrealized loss of $2.6 million and reclassified $3.4 million of loss from OCL to profit or loss, with a net gain on derivatives of $0.8 million in the OCL.
We classify cash flows related to derivative financial instruments as operating activities in our Consolidated and Combined Statements of Cash Flows
Foreign Currency Exchange Risk
Designated Derivatives Hedging Cash Flow Exposure
Our cash flow exposure primarily relates to anticipated third-party foreign currency revenues and expenses. We derive a portion of our revenues in foreign currencies as part of our ongoing business operations. In addition, a portion of our assets are held in foreign currencies. We enter into foreign currency option contracts designated as cash flow hedges to hedge certain forecasted revenue transactions denominated in Euros and Australian dollars. We also enter into foreign currency forward contracts designated as cash flow hedges to hedge certain forecasted purchase transactions denominated in Chinese Renminbi. Our foreign currency forward and option contracts are entered into for periods consistent with the related underlying exposures and do not constitute positions that are independent of those exposures.

As of January 2, 2022 and January 3, 2021, we had designated outstanding cash flow hedge option contracts with a notional value of $121.3 million and $125.7 million respectively that are designated for either gross external or intercompany revenue up to our net economic exposure. These derivatives have a maturity of seven months or less. The effective portion of these cash flow hedges is reclassified into revenue when third-party revenue is recognized in our Consolidated and Combined Statements of Operations.
As of January 2, 2022, we had designated outstanding cash flow hedge forward contracts with a notional value of $22.6 million that are designated for our purchases. These derivatives have a maturity of three months or less. The effective portion of these cash flow hedges is reclassified into cost of revenue when the cost of the purchase is recognized in our Consolidated and Combined Statements of Operations.
Non-Designated Derivatives Hedging Transaction Exposure
Derivatives not designated as hedging instruments consist of forward contracts used to hedge re-measurement of foreign currency denominated monetary assets and liabilities primarily for intercompany transactions, receivables from customers, and payables to third parties. Changes in exchange rates between our subsidiaries’ functional currencies and the currencies in which these assets and liabilities are denominated can create fluctuations in our reported combined financial position, results of operations and cash flows. As of January 2, 2022, to hedge balance sheet exposure, we held foreign currency forward contracts with an aggregate notional value of $53.6 million. These foreign currency forward contracts have maturity of less than a month. As of January 3, 2021, to hedge balance sheet exposure, we held foreign currency forward contracts with an aggregate notional value of $44.8 million. These contracts matured in February 2021.
Credit Risk
Our option and forward contracts do not contain any credit-risk-related contingent features. We are exposed to credit losses in the event of nonperformance by the counterparties to these option and forward contracts. We enter into derivative contracts with high-quality financial institutions and limit the amount of credit exposure to any single counterparty. In addition, we continuously evaluate the credit standing of our counterparties.